Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Advantage Large Cap Core Portfolio
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp. ............... 1,712 $ 517,366
Lockheed Martin Corp. ................ 4,809 2,811,149
Northrop Grumman Corp. .............. 3,098 1,635,961
Textron, Inc. ....................... 1,850 163,873
5,128,349
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,983 1,443,166
Automobiles — 1.6%
Ford Motor Co. ..................... 47,766 504,409
General Motors Co. .................. 29,317 1,314,574
Tesla, Inc.
(a)
........................ 6,411 1,677,310
3,496,293
Banks — 2.2%
Bank of America Corp. ................ 40,753 1,617,079
Bank OZK ........................ 437 18,786
Citigroup, Inc. ...................... 10,835 678,271
JPMorgan Chase & Co. ............... 10,124 2,134,747
Wells Fargo & Co. ................... 5,459 308,379
4,757,262
Biotechnology — 3.0%
Biogen, Inc.
(a)
...................... 6,785 1,315,204
BioMarin Pharmaceutical, Inc.
(a) (b)
......... 5,987 420,826
Blueprint Medicines Corp.
(a)
............. 1,911 176,768
Exelixis, Inc.
(a)
...................... 4,779 124,015
Gilead Sciences, Inc. ................. 24,301 2,037,396
Natera, Inc.
(a)
...................... 6,448 818,574
Neurocrine Biosciences, Inc.
(a)
........... 10,952 1,261,889
United Therapeutics Corp.
(a)
............. 1,151 412,461
6,567,133
Broadline Retail — 4.6%
(a)
Amazon.com, Inc. ................... 50,147 9,343,890
MercadoLibre, Inc. ................... 302 619,692
9,963,582
Building Products — 0.7%
Trane Technologies plc ................ 4,000 1,554,920
Capital Markets — 3.0%
Charles Schwab Corp. (The) ............ 1,476 95,659
CME Group, Inc. , Class A .............. 11,721 2,586,239
Invesco Ltd.
(b)
...................... 120,214 2,110,958
Morgan Stanley ..................... 2,143 223,386
Nasdaq, Inc. ....................... 5,836 426,086
S&P Global, Inc. .................... 830 428,795
State Street Corp. ................... 8,125 718,819
6,589,942
Chemicals — 0.2%
Huntsman Corp. .................... 16,506 399,445
Commercial Services & Supplies — 2.0%
Cintas Corp. ....................... 12,404 2,553,736
Waste Management, Inc. ............... 8,217 1,705,849
4,259,585
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 2,867 1,100,412
Motorola Solutions, Inc. ............... 1,776 798,543
1,898,955
Construction & Engineering — 0.7%
Comfort Systems USA, Inc. ............. 1,887 736,590
EMCOR Group, Inc. .................. 515 221,723
Security
Shares
Shares Value
Construction & Engineering (continued)
MasTec, Inc.
(a)
...................... 4,805 $ 591,496
1,549,809
Consumer Finance — 0.3%
OneMain Holdings, Inc. ................ 12,254 576,796
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp. ............... 2,917 2,585,979
Kroger Co. (The) .................... 40,512 2,321,338
Walmart, Inc. ....................... 20,786 1,678,469
6,585,786
Containers & Packaging — 0.3%
Crown Holdings, Inc. ................. 2,888 276,902
Packaging Corp. of America ............ 1,478 318,361
595,263
Electric Utilities — 0.8%
Exelon Corp. ....................... 25,120 1,018,616
IDACORP, Inc. ..................... 1,227 126,491
OGE Energy Corp.
(b)
.................. 12,589 516,401
1,661,508
Electrical Equipment — 1.3%
Eaton Corp. plc ..................... 8,754 2,901,425
Emerson Electric Co. ................. 248 27,124
2,928,549
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd.
(a)
......................... 8,481 283,520
Energy Equipment & Services — 1.1%
Halliburton Co. ..................... 45,496 1,321,659
Schlumberger NV ................... 25,160 1,055,462
2,377,121
Entertainment — 0.4%
(a)
Netflix, Inc. ........................ 919 651,819
ROBLOX Corp. , Class A ............... 5,292 234,224
886,043
Financial Services — 4.5%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,844 2,229,499
Mastercard, Inc. , Class A ............... 7,477 3,692,143
Visa, Inc. , Class A ................... 13,832 3,803,108
9,724,750
Ground Transportation — 0.2%
CSX Corp. ........................ 11,160 385,355
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.
(a)
............... 2,186 183,187
Medtronic plc ...................... 28,290 2,546,948
Stryker Corp. ...................... 6,022 2,175,508
4,905,643
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. .................. 4,618 510,381
Centene Corp.
(a)
.................... 19,422 1,462,088
Cigna Group (The) ................... 1,608 557,076
Elevance Health, Inc. ................. 1,666 866,320
HCA Healthcare, Inc. ................. 6,486 2,636,105
UnitedHealth Group, Inc. ............... 697 407,522
6,439,492
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. , Class A
(a)
................. 2,623 332,623
Booking Holdings, Inc. ................ 329 1,385,787
Carnival Corp.
(a)
..................... 9,641 178,166
Domino's Pizza, Inc. .................. 187 80,436

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc. ................ 7,383 $ 1,303,838
Wingstop, Inc. ...................... 1,154 480,156
3,761,006
Household Durables — 1.2%
DR Horton, Inc. ..................... 2,415 460,710
NVR, Inc.
(a)
........................ 5 49,059
PulteGroup, Inc. .................... 2,042 293,088
Taylor Morrison Home Corp.
(a)
........... 4,620 324,601
Toll Brothers, Inc. .................... 10,291 1,589,857
2,717,315
Household Products — 1.3%
Colgate-Palmolive Co. ................ 2,629 272,917
Kimberly-Clark Corp. ................. 17,194 2,446,362
2,719,279
Industrial REITs — 0.2%
Lineage, Inc.
(b)
...................... 4,719 369,875
Insurance — 3.1%
Allstate Corp. (The) .................. 6,310 1,196,692
Brown & Brown, Inc. .................. 3,133 324,579
Marsh & McLennan Cos., Inc. ........... 11,858 2,645,401
Progressive Corp. (The) ............... 8,555 2,170,917
Reinsurance Group of America, Inc. ....... 1,682 366,457
6,704,046
Interactive Media & Services — 6.5%
Alphabet, Inc. , Class A ................ 36,117 5,990,004
Alphabet, Inc. , Class C ................ 19,998 3,343,466
Meta Platforms, Inc. , Class A ............ 6,945 3,975,596
Snap, Inc. , Class A
(a)
................. 63,511 679,568
13,988,634
IT Services — 0.9%
Kyndryl Holdings, Inc.
(a)
................ 7,955 182,806
TE Connectivity plc .................. 12,016 1,814,296
1,997,102
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. .............. 3,298 489,687
Thermo Fisher Scientific, Inc. ............ 3,282 2,030,147
2,519,834
Machinery — 2.2%
Caterpillar, Inc. ..................... 1,452 567,906
Illinois Tool Works, Inc. ................ 451 118,194
Oshkosh Corp. ..................... 14,463 1,449,337
Parker-Hannifin Corp. ................. 4,086 2,581,616
Xylem, Inc. ........................ 285 38,484
4,755,537
Media — 2.1%
Comcast Corp. , Class A ............... 73,637 3,075,817
Fox Corp. , Class A ................... 35,462 1,501,106
Fox Corp. , Class B ................... 562 21,806
Sirius XM Holdings, Inc. ............... 261 6,173
4,604,902
Metals & Mining — 1.1%
Freeport-McMoRan, Inc. ............... 4,424 220,846
Nucor Corp. ....................... 14,129 2,124,154
2,345,000
Multi-Utilities — 0.5%
CMS Energy Corp. ................... 14,011 989,597
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.9%
Chevron Corp.
(b)
.................... 2,778 $ 409,116
ConocoPhillips ..................... 2,511 264,358
Devon Energy Corp. .................. 7,382 288,784
Exxon Mobil Corp. ................... 6,949 814,562
Hess Corp. ........................ 568 77,134
Marathon Petroleum Corp. ............. 815 132,772
Ovintiv, Inc. ........................ 1,894 72,559
2,059,285
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................ 836 89,837
Passenger Airlines — 0.1%
(a)
Alaska Air Group, Inc. ................. 3,642 164,655
United Airlines Holdings, Inc. ............ 1,067 60,883
225,538
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. ............... 8,440 436,685
Eli Lilly & Co. ...................... 4,090 3,623,495
Merck & Co., Inc. .................... 13,434 1,525,565
Pfizer, Inc. ........................ 47,346 1,370,193
Zoetis, Inc. , Class A .................. 616 120,354
7,076,292
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 259 58,340
Camden Property Trust ................ 2,943 363,549
Essex Property Trust, Inc. .............. 798 235,745
657,634
Retail REITs — 0.9%
NNN REIT, Inc. ..................... 2,255 109,345
Simon Property Group, Inc. ............. 10,659 1,801,584
1,910,929
Semiconductors & Semiconductor Equipment — 10.2%
Applied Materials, Inc. ................ 2,768 559,274
Broadcom, Inc. ..................... 4,233 730,193
Intel Corp. ........................ 17,285 405,506
KLA Corp. ......................... 339 262,525
Lam Research Corp. ................. 2,522 2,058,154
Micron Technology, Inc. ................ 15,500 1,607,505
Monolithic Power Systems, Inc. .......... 280 258,860
NVIDIA Corp. ...................... 110,420 13,409,405
QUALCOMM, Inc. ................... 16,801 2,857,010
22,148,432
Software — 11.2%
Adobe, Inc.
(a)
....................... 4,021 2,081,993
Atlassian Corp. , Class A
(a)
.............. 2,355 373,998
Crowdstrike Holdings, Inc. , Class A
(a)
....... 2,739 768,207
Datadog, Inc. , Class A
(a)
............... 6,567 755,599
Dropbox, Inc. , Class A
(a)
............... 12,153 309,051
Fortinet, Inc.
(a)
...................... 25,845 2,004,280
HubSpot, Inc.
(a)
..................... 1,067 567,217
Manhattan Associates, Inc.
(a)
............ 4,514 1,270,149
Microsoft Corp. ..................... 35,773 15,393,122
ServiceNow, Inc.
(a)
................... 897 802,268
24,325,884
Specialized REITs — 0.4%
Equinix, Inc. ....................... 941 835,260
Lamar Advertising Co. , Class A .......... 459 61,322
896,582
Specialty Retail — 1.1%
AutoNation, Inc.
(a)
.................... 1,019 182,319
Best Buy Co., Inc.
(b)
.................. 3,625 374,463

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core Portfolio
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Carvana Co. , Class A
(a)
................ 195 $ 33,951
Penske Automotive Group, Inc. .......... 4,327 702,791
Ross Stores, Inc. .................... 6,913 1,040,476
2,334,000
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc. ........................ 69,618 16,220,994
Dell Technologies, Inc. , Class C .......... 900 106,686
16,327,680
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
............... 2,796 445,822
NIKE, Inc. , Class B .................. 7,589 670,868
Skechers USA, Inc. , Class A
(a)
........... 695 46,509
1,163,199
Tobacco — 0.7%
Altria Group, Inc. .................... 31,571 1,611,384
Philip Morris International, Inc. ........... 191 23,187
1,634,571
Security
Shares
Shares Value
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc. .............. 3,867 $ 767,870
WW Grainger, Inc. ................... 424 440,456
1,208,326
Total Long-Term Investments — 99 .0%
(Cost: $ 166,682,539 ) .............................. 214,488,583
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(e)
.................. 2,572,378 2,574,436
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 1,961,662 1,961,662
Total Short-Term Securities — 2 .1%
(Cost: $ 4,536,247 ) ............................... 4,536,098
Total Investments — 101 .1%
(Cost: $ 171,218,786 ) .............................. 219,024,681
Liabilities in Excess of Other Assets — (1.1) % ............. (2,474,166)
Net Assets — 100.0% ...............................
$ 216,550,515
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,572,581
(a)
$ — $ 2,004 $ (149) $ 2,574,436 2,572,378 $ 16,668
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,533,477 428,185
(a)
— — — 1,961,662 1,961,662 71,469 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,431,619 — (3,429,987)
(a)
(1,567) (65) — — — —
$ 437 $ (214) $ 4,536,098 $ 88,137 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core Portfolio
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 12/20/24 $ 2,326 $ 43,146
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 214,488,583 $ — $ — $ 214,488,583
Short-Term Securities
Money Market Funds ...................................... 4,536,098 — — 4,536,098
$ 219,024,681 $ — $ — $ 219,024,681
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 43,146 $ — $ — $ 43,146
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust